UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2007–June 30, 2008

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10407
Reporting Period: 07/01/2007 - 06/30/2008
Master Portfolio Trust

                       INSTITUTIONAL ENHANCED PORTFOLIO

                           LIQUID RESERVES PORTFOLIO

                         PRIME CASH RESERVES PORTFOLIO

                           SMASH SERIES C PORTFOLIO

                           SMASH SERIES EC PORTFOLIO

                           SMASH SERIES M PORTFOLIO

                          SMASH SERIES MEC PORTFOLIO

                          TAX FREE RESERVES PORTFOLIO

                       U.S. TREASURY RESERVES PORTFOLIO

                                END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 22, 2008